OTHER LONG TERM ASSETS	12 Months Ended
Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER LONG TERM ASSETS
OTHER LONG TERM ASSETS

(in thousands of $)	2015	2014
Acquired as a result of the Merger	9,116	—
Accreted interest	357	—
Provision for uncollectible receivables	(4,729)	—
	4,744	—

This asset was acquired as a result of the Merger and is the fair value of the amount owed following the sale of a vessel by the Former Golden Ocean in 2009. The balance falls due on March 31, 2017 and was valued at $9.1 million based on the actual amount of $10.0 million that is owed and a 7% discount rate. The amount owed bears interest of 2%. In 2015, $0.6 million was recorded as interest income in respect of this asset, $0.2 million was in respect of interest income received and $0.4 million was in respect of the amortized of the fair value adjustment. The provision for uncollectible receivables was recorded following an impairment review that was triggered by a significant fall in rates in the Baltic Dry Index.